Retirement Plans - Components of Net Periodic Pension Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Service cost	$ 0	$ 0	$ 306
Interest cost	689	604	639
Expected return on plan assets	(1,090)	(1,088)	(1,021)
Net amortization and deferral	326	270	334
Net periodic pension cost (benefit)	(75)	(214)	258
Net loss (gain) recognized in other comprehensive loss	448	412	(1,228)
Total recognized in net periodic benefit cost and other comprehensive loss (before tax)	$ 373	$ 198	$ (970)